Income tax - Payables and reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Income tax payables	$ 448	$ 344
Provision for income tax	12,833	13,682
Total	13,281	14,026	$ 11,278	$ 12,453
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before income tax	$ (226,463)	$ (180,732)	$ (253,534)
Statutory tax rate	24.02%	27.85%	27.39%
Expected income tax benefit	$ 54,406	$ 50,342	$ 69,443
Tax effects of:
Sundry permanent differences	632	44	(1,203)
Equity Transaction costs	1,878	3,549	1,944
Share based payments	(7,520)	(3,584)	(11,426)
Tax Expenses	(1,605)	(2,338)	(2,141)
Bad debt expense	(439)	(1,379)	(1,879)
Management fees	(6,167)	(5,563)	(7,414)
Interest expense	(1,324)	(439)	(296)
Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	(1,575)	(1,241)	(4,816)
Share based payments	(443)	(3,403)
Tax Expenses	277	(751)	(1,252)
Sundry temporary differences	(308)	(1,885)	(3,786)
Minimum tax	(395)	(417)	(428)
Deferred tax not recognized (mainly tax losses carried forward)	(38,707)	(35,874)	(37,212)
Deferred tax relating to origination and reversal of temporary differences and tax losses	(848)	47	177
Total income tax expense	$ (442)	$ (2,986)	$ (643)
Effective tax rate	0.20%	1.65%	0.25%